Deferred Taxation - Summary of Movements in Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 104	¥ (7)
Credited to profit or loss (note 14)	(294)	(162)	¥ 146
Charged to other comprehensive income	69	(51)
At the end of the year	123	104	¥ (7)
Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(240)
At the end of the year		¥ (240)
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(216)
Adoption of IFRS 15 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	¥ (128)